(BULL LOGO)
Merrill Lynch Investment Managers


Annual Report
December 31, 2001


Mercury QA
Small Cap Fund
of Mercury QA Equity Series, Inc.


www.mlim.ml.com



This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.



Mercury QA Small Cap Fund of
Mercury QA Equity Series, Inc.
Box 9011
Princeton, NJ
08543-9011



Printed on post-consumer recycled paper



PORTFOLIO INFORMATION


INVESTMENTS AS OF DECEMBER 31, 2001 (UNAUDITED)

Ten Largest                         Percent of
Equity Holdings                     Net Assets

D.R. Horton, Inc.                       1.3%
Raymond James Financial, Inc.           1.0
XTO Energy, Inc.                        1.0
Cephalon, Inc.                          1.0
Michael's Stores                        1.0
Cullen/Frost Bankers, Inc.              0.9
Adaptec, Inc.                           0.8
Toll Brothers, Inc.                     0.8
Pier 1 Imports, Inc.                    0.8
Washington Federal, Inc.                0.8



                                    Percent of
Five Largest Industries             Net Assets

Banks                                   5.9%
Retail                                  4.0
Semiconductor Equipment & Products      3.1
Medical Services                        2.3
Building                                2.2



Custodian
J.P. Morgan Chase Bank
4 Chase MetroTech Center, 18th Floor
Brooklyn, NY 11245


Transfer Agent
Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(888) 763-2260



December 31, 2001, Mercury QA Small Cap Fund



DEAR SHAREHOLDER


Fiscal Year in Review
We are pleased to provide you with this annual report for Mercury QA Small Cap Fund. For the 12 months ended December 31, 2001, the Fund's Class I, Class A, Class B and Class C Shares had total returns of -0.49%, -0.79%, -1.59% and -1.59%, respectively. (Fund results shown do not reflect sales charges and would be lower if sales charges were included. Complete performance information can be found on pages 5 - 7 of this report to shareholders.) In comparison, the unmanaged Standard & Poor's SmallCap 600 Index had a total return of +6.51% for the same period.

The Fund is a diversified portfolio of small cap stocks. The Fund had a slight negative performance in 2001 and was unable to outperform its benchmark. Our large holdings of Alpharma, Inc. (-39%) and Alpha Industries, Inc. (-41%) delivered significant negative returns for the year. On the other hand, other large holdings such as Jefferies Group, Inc. (+35%) and RGS Energy Group Inc. (+15%) had positive performance but overall were not enough to offset the negative results.


Economic Environment
Looking ahead, there are plenty of reasons for measured confidence in 2002. The average length of the nine recessions since World War II has been 11 months while the longest recession lasted 16 months. Based on the historical average, the current recession would end in February and based on the longer scenario, it could last until July. Low short-term interest rates are encouraging people to refinance their mortgages and buy cars, and fuel prices are also relatively low. The Dow Jones Industrial Average finished the year above 10,000, an important psychological barrier for investors, and though the NASDAQ Composite Index did not exceed the 2,000 mark, the fourth quarter of 2001 was its best three-month performance, second only to the last quarter of 1999 when the Internet bubble was nearing its peak. In addition, consumer confidence rose to a four-month high in December, the biggest one-month surge in four years. That leap stands in stark contrast to December 2000, when consumer confidence registered the fourth largest one-month drop since 1978.

The news is not all good, of course. In addition to high valuations and weak corporate earnings, corporations will not likely make sizeable capital investments anytime soon. Unemployment is expected to continue to rise and consumers remain deeply in debt. The US economic stimulus package has been held up by partisan politics, which only shows signs of escalating. Indeed, as focus shifts away from the war on terrorism, party leaders are pointing fingers of blame for the recession. President Bush has acknowledged that, following on the heels of the largest budget surplus ever in 2000, there may be a budget deficit this year, the first since 1997. Furthermore, we are still at war and the possibility of another terrorist attack remains. Finally, there is no shortage of economic upheaval overseas and the shock waves from the collapse of Argentina's economy may yet affect the United States.



December 31, 2001, Mercury QA Small Cap Fund


In Conclusion
On January 14, 2002, the Fund's Board of Directors approved a proposal to liquidate the Fund and terminate its operations. The Fund accordingly is expected to liquidate on or about March 28, 2002. We thank you for your support of Mercury QA Small Cap Fund.



Sincerely,



(Terry K. Glenn)
Terry K. Glenn
President and Director



(Philip Green)
Philip Green
Senior Vice President and
Portfolio Manager



February 15, 2002



The Fund's transfer agency fee schedule has been amended. Under the revised schedule, the fees payable to Financial Data Services, Inc., the transfer agent for the Fund, now range from $16 to $23 per shareholder account (depending upon the level of service required) or 0.10%of account assets for certain accounts that participate in certain fee-based programs.



December 31, 2001, Mercury QA Small Cap Fund


FUND PERFORMANCE DATA


ABOUT FUND PERFORMANCE
The Fund offers four classes of shares, each with its own sales charge and expense structure, allowing you to invest in the way that best suits your needs.

CLASS I SHARES incur a maximum initial sales charge of 5.25% and bear no ongoing distribution and account maintenance fees. Class I Shares are available only to eligible investors.

CLASS A SHARES incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

CLASS B SHARES are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first two years, decreasing to 3% for each of the next two years and decreasing 1% each year thereafter to 0% after the sixth year. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class A Shares after approximately eight years.

CLASS C SHARES are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares may be subject to a 1% contingent deferred sales charge if redeemed within one year after purchase.

None of the past results shown should be considered a representation of future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders. The Fund's Investment Adviser waived all of its management fee and reimbursed a portion of its other expenses. Without such waiver and reimbursement, the Fund's performance would have been lower.



December 31, 2001, Mercury QA Small Cap Fund



FUND PERFORMANCE DATA (CONTINUED)


AVERAGE ANNUAL TOTAL RETURN

A line graph illustrating the growth of a $10,000 investment in Mercury QA Small Cap Fund++ Class I and Class A Shares* compared to a similar investment in S&P SmallCap 600 Index++++. Values illustrated are as follow:


Mercury QA Small Cap Fund++
Class I Shares*

Date                              Value

6/2/2000**                      $ 9,475.00
December 2000                   $ 9,608.00
December 2001                   $ 9,561.00


Mercury QA Small Cap Fund++
Class A Shares*

Date                              Value

6/2/2000**                      $ 9,475.00
December 2000                   $ 9,598.00
December 2001                   $ 9,522.00


S&P SmallCap 600 Index++++

Date                              Value

6/2/2000**                      $10,000.00
December 2000                   $10,460.00
December 2001                   $11,141.00



A line graph illustrating the growth of a $10,000 investment in Mercury QA Small Cap Fund++ Class B and Class C Shares* compared to a similar investment in S&P SmallCap 600 Index++++. Values illustrated are as follow:


Mercury QA Small Cap Fund++
Class B Shares*

Date                              Value

6/2/2000**                      $10,000.00
December 2000                   $10,090.00
December 2001                   $ 9,533.00


Mercury QA Small Cap Fund++
Class C Shares*

Date                              Value

6/2/2000**                      $10,000.00
December 2000                   $10,090.00
December 2001                   $ 9,930.00


S&P SmallCap 600 Index++++

Date                              Value

6/2/2000**                      $10,000.00
December 2000                   $10,460.00
December 2001                   $11,141.00


*Assuming maximum sales charge, transaction costs and other operating expenses, including advisory fees.
**Commencement of operations.
++The Fund normally invests at least 65% of its total assets in equity securities of small-capitalization companies.
++++This unmanaged broad-based Index is comprised of the common stock of 600 small-capitalization companies within various industrial sectors. The starting date for the Index in the graphs is from 6/30/00.
Past performance is not indicative of future results.



December 31, 2001, Mercury QA Small Cap Fund



FUND PERFORMANCE DATA (CONCLUDED)


AVERAGE ANNUAL TOTAL RETURN
                                         % Return        % Return
                                      Without Sales     With Sales
Class I Shares*                           Charge         Charge**

One Year Ended 12/31/01                    -0.49%         -5.72%
Inception (6/02/00) through 12/31/01       +0.57          -2.80

*Maximum sales charge is 5.25%.
**Assuming maximum sales charge.



                                         % Return        % Return
                                      Without Sales     With Sales
Class A Shares*                           Charge         Charge**

One Year Ended 12/31/01                    -0.79%         -6.00%
Inception (6/02/00) through 12/31/01       +0.32          -3.05

*Maximum sales charge is 5.25%.
**Assuming maximum sales charge.




                                         % Return        % Return
                                         Without           With
Class B Shares*                            CDSC           CDSC**

One Year Ended 12/31/01                    -1.59%         -5.52%
Inception (6/02/00) through 12/31/01       -0.44          -2.98

*Maximum contingent deferred sales charge is 4% and is reduced to 0% after six years.
**Assuming payment of applicable contingent deferred sales charge.



                                         % Return        % Return
                                         Without           With
Class C Shares*                            CDSC           CDSC**

One Year Ended 12/31/01                    -1.59%         -2.57%
Inception (6/02/00) through 12/31/01       -0.44          -0.44

*Maximum contingent deferred sales charge is 1% and is reduced to 0% after one year.
**Assuming payment of applicable contingent deferred sales charge.



RECENT PERFORMANCE RESULTS

                             6-Month         12-Month     Since Inception
As of December 31, 2001    Total Return    Total Return     Total Return

Class I*                       +0.60%         -0.49%          + 0.90%
Class A*                       +0.50          -0.79           + 0.50
Class B*                       +0.10          -1.59           - 0.70
Class C*                       +0.10          -1.59           - 0.70
S&P SmallCap 600 Index**       +0.26          +6.51           +11.40


*Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included. Total investment returns are based on changes in the Fund's net asset values for the period shown, and assume reinvestment of all dividends and capital gains at net asset value on the ex-dividend date. The Fund commenced operations on 6/02/00.
**An unmanaged broad-based Index comprised of the common stocks of 600 small-capitalization companies within various industrial sectors. Since inception total return is from 6/30/00.



December 31, 2001, Mercury QA Small Cap Fund


SCHEDULE OF INVESTMENTS

                                                                                            In US Dollars
                       Shares                                                                     Percent of
Industry                Held                 Common Stocks                              Value     Net Assets
BERMUDA

Property & Casualty      2,600  Mutual Risk Management Ltd.                            $     18,980     0.1%
Insurance

                                Total Common Stocks in Bermuda (Cost--$25,116)               18,980     0.1


IRELAND

Pharmaceuticals              1  ++Elan Corporation PLC (ADR)(a)                                  45     0.0

                                Total Common Stocks in Ireland (Cost--$19)                       45     0.0


UNITED STATES

Advertising              1,900  Penton Media, Inc.                                           11,894     0.1

Aerospace &              1,600  ++Alliant Techsystems Inc.                                  123,520     0.5
Defense                  2,800  GenCorp Inc.                                                 39,508     0.2
                           300  ++Triumph Group, Inc.                                         9,750     0.0
                                                                                       ------------   -----
                                                                                            172,778     0.7

Agriculture              1,700  Delta and Pine Land Company                                  38,471     0.2

Agriculture Products     1,300  The Toro Company                                             58,500     0.3

Air Transport            1,200  ++ADVO Systems, Inc.                                         51,600     0.2

Airlines                 2,800  ++Atlantic Coast Airlines Holdings, Inc.                     65,212     0.3
                         6,600  SkyWest, Inc.                                               167,970     0.7
                                                                                       ------------   -----
                                                                                            233,182     1.0

Apparel                  2,200  ++Nautica Enterprises, Inc.                                  28,138     0.1
                         1,200  ++Quiksilver, Inc.                                           20,640     0.1
                         2,100  Russell Corporation                                          31,521     0.1
                         5,700  Wolverine Worldwide Inc.                                     85,785     0.4
                                                                                       ------------   -----
                                                                                            166,084     0.7

Application              1,200  ++BARRA, Inc.                                                56,508     0.2
Development
Software


Automobile Parts         1,100  ++TBC Corporation                                            14,729     0.1

Automobiles              1,600  ++Monaco Coach Corporation                                   34,992     0.1
                         1,500  Thor Industries, Inc.                                        55,575     0.2
                         2,300  Winnebago Industries, Inc.                                   84,962     0.4
                                                                                       ------------   -----
                                                                                            175,529     0.7


December 31, 2001, Mercury QA Small Cap Fund


SCHEDULE OF INVESTMENTS (CONTINUED)

                                                                                            In US Dollars
                       Shares                                                                     Percent of
Industry                Held                 Common Stocks                              Value     Net Assets
UNITED STATES (continued)

Automotive               1,100  Midas Group, Inc.                                      $     12,650     0.1%
                         1,500  Wabash National Corporation                                  11,700     0.0
                                                                                       ------------   -----
                                                                                             24,350     0.1

Automotive &             2,900  ++O'Reilly Automotive, Inc.                                 105,763     0.5
Equipment                3,700  ++Tower Automotive, Inc.                                     33,411     0.1
                                                                                       ------------   -----
                                                                                            139,174     0.6

Automotive Products      1,600  Oshkosh Truck Corporation                                    78,000     0.3

Banking & Financial      4,985  TrustCo Bank Corp NY                                         62,661     0.3

Banking--Regional        2,300  ++Southwest Bancorporation of Texas, Inc.                    69,621     0.3

Banks                    4,150  Chittenden Corporation                                      114,540     0.5
                         4,400  Commerce Bancorp, Inc.                                      173,096     0.7
                         2,700  Community First Bankshares, Inc.                             69,363     0.3
                         6,500  Cullen/Frost Bankers, Inc.                                  200,720     0.9
                         5,825  First Midwest Bancorp, Inc.                                 170,032     0.7
                         3,000  Firstbank Corp.                                              85,500     0.4
                         3,190  Hudson United Bancorp                                        91,553     0.4
                         5,500  The South Financial Group, Inc.                              97,625     0.4
                         8,200  Staten Island Bancorp, Inc.                                 133,742     0.6
                         5,000  Susquehanna Bancshares, Inc.                                104,250     0.4
                         3,300  Whitney Holding Corporation                                 144,705     0.6
                                                                                       ------------   -----
                                                                                          1,385,126     5.9

Beverages                1,300  ++Constellation Brands, Inc. (Class A)                       55,705     0.2

Biotechnology            3,100  ++Cephalon, Inc.                                            234,314     1.0
                         2,700  ++Regeneron Pharmaceuticals, Inc.                            76,032     0.3
                                                                                       ------------   -----
                                                                                            310,346     1.3

Building                 2,100  ABM Industries, Inc.                                         65,835     0.3
                         9,429  D.R. Horton, Inc.                                           306,065     1.3
                         1,500  ++Insituform Technologies, Inc. (Class A)                    38,370     0.2
                           500  ++NVR, Inc.                                                 102,000     0.4
                                                                                       ------------   -----
                                                                                            512,270     2.2

Building &               3,271  MDC Holdings, Inc.                                          123,611     0.5
Construction             1,600  ++Simpson Manufacturing Co., Inc.                            91,680     0.4
                                                                                       ------------   -----
                                                                                            215,291     0.9


December 31, 2001, Mercury QA Small Cap Fund


SCHEDULE OF INVESTMENTS (CONTINUED)

                                                                                            In US Dollars
                       Shares                                                                     Percent of
Industry                Held                 Common Stocks                              Value     Net Assets
UNITED STATES (continued)

Building Products        1,800  Apogee Enterprises, Inc.                               $     28,476     0.1%
                           700  Elcor Corporation                                            19,453     0.1
                         2,650  Florida Rock Industries, Inc.                                96,937     0.4
                         3,600  ++Griffon Corporation                                        54,000     0.2
                           900  Texas Industries, Inc.                                       33,210     0.2
                                                                                       ------------   -----
                                                                                            232,076     1.0

Building Related         4,000  Lennox International Inc.                                    38,800     0.2

Business Services        1,600  ++Administaff, Inc.                                          43,856     0.2

Casinos                    900  ++International Game Technology                              61,470     0.3

Chemicals                1,200  Arch Chemicals, Inc.                                         27,840     0.1
                         1,400  Cambrex Corporation                                          61,040     0.3
                           700  ChemFirst Inc.                                               16,779     0.1
                         1,700  Georgia Gulf Corporation                                     31,450     0.1
                           700  MacDermid, Inc.                                              11,865     0.1
                         2,600  OM Group, Inc.                                              172,094     0.7
                        10,500  PolyOne Corporation                                         102,900     0.4
                                                                                       ------------   -----
                                                                                            423,968     1.8

Coal                     8,300  Massey Energy Company                                       172,059     0.7

Commercial               1,200  ++CDI Corp.                                                  22,800     0.1
Services &               2,200  Central Parking Corporation                                  43,208     0.2
Supplies                 1,300  ++Corinthian Colleges, Inc.                                  53,157     0.2
                         1,400  ++F.Y.I. Incorporated                                        46,900     0.2
                         2,000  FactSet Research Systems Inc.                                69,900     0.3
                         1,400  ++ITT Educational Services, Inc.                             51,618     0.2
                         1,500  ++Information Resources, Inc.                                12,450     0.1
                         1,000  ++Ionics, Inc.                                               30,030     0.1
                         1,100  ++Pre-Paid Legal Services, Inc.                              24,090     0.1
                         1,000  ++The Profit Recovery Group International, Inc.               8,150     0.0
                                                                                       ------------   -----
                                                                                            362,303     1.5

Communications             700  ++Catapult Communications Corporation                        18,242     0.1
                         4,300  ++DMC Stratex Networks, Inc.                                 33,454     0.1
                                                                                       ------------   -----
                                                                                             51,696     0.2


December 31, 2001, Mercury QA Small Cap Fund


SCHEDULE OF INVESTMENTS (CONTINUED)

                                                                                            In US Dollars
                       Shares                                                                     Percent of
Industry                Held                 Common Stocks                              Value     Net Assets
UNITED STATES (continued)

Communications           1,600  ++Allen Telecom Inc.                                   $     13,600     0.0%
Equipment                  600  Bel Fuse Inc.                                                15,030     0.1
                         1,700  ++C-COR.net Corp.                                            24,769     0.1
                         1,500  Inter-Tel Inc.                                               28,830     0.1
                           700  ++Tollgrade Communications, Inc.                             23,345     0.1
                         1,200  ++ViaSat, Inc.                                               18,720     0.1
                                                                                       ------------   -----
                                                                                            124,294     0.5

Computer Services        1,500  ++CACI International Inc. (Class A)                          59,227     0.2
                         3,800  ++CIBER, Inc.                                                35,910     0.2
                         1,250  Fair, Isaac and Company, Incorporated                        78,775     0.3
                                                                                       ------------   -----
                                                                                            173,912     0.7

Computer Software        2,200  ++Dendrite International, Inc.                               30,866     0.1
                         1,400  ++FileNET Corporation                                        28,406     0.1
                         3,900  ++HNC Software Inc.                                          80,340     0.3
                         2,600  ++Pinnacle Systems, Inc.                                     20,644     0.1
                         2,000  ++Progress Software Corporation                              34,560     0.2
                         1,900  ++Verity, Inc.                                               38,475     0.2
                                                                                       ------------   -----
                                                                                            233,291     1.0

Computer Systems         1,900  ++NYFIX, Inc.                                                38,038     0.2

Computer                 2,600  ++Cognex Corporation                                         66,586     0.3
Technology

Computers                1,300  ++Hutchinson Technology Incorporated                         30,186     0.1
                         1,000  ++Mercury Computer Systems, Inc.                             39,110     0.2
                         1,500  ++Zebra Technologies Corporation (Class A)                   83,265     0.3
                                                                                       ------------   -----
                                                                                            152,561     0.6

Construction &           1,900  ++EMCOR Group, Inc.                                          86,260     0.4
Engineering

Consumer--               3,100  Russ Berrie and Company, Inc.                                93,000     0.4
Products

Consumer--               4,400  ++Fossil, Inc.                                               92,400     0.4
Products &                 900  ++Salton, Inc.                                               16,992     0.1
Services                                                                               ------------   -----
                                                                                            109,392     0.5

Containers               2,200  AptarGroup, Inc.                                             77,066     0.3


December 31, 2001, Mercury QA Small Cap Fund


SCHEDULE OF INVESTMENTS (CONTINUED)

                                                                                            In US Dollars
                       Shares                                                                     Percent of
Industry                Held                 Common Stocks                              Value     Net Assets
UNITED STATES (continued)

Cosmetics                  700  Natures Sunshine Products, Inc.                        $      8,218     0.0%

Data Processing          2,300  ++American Management Systems, Incorporated                  41,584     0.2
                         2,300  Global Payments Inc.                                         79,120     0.3
                         1,900  ++Hyperion Solutions Corporation                             37,734     0.2
                                                                                       ------------   -----
                                                                                            158,438     0.7

Dental Supplies          2,400  ++Sybron Dental Specialties, Inc.                            51,792     0.2

Distribution             3,400  ++United Stationers, Inc.                                   114,410     0.5

Distributors               600  Hughes Supply, Inc.                                          18,522     0.1

Diversified                800  ++Triarc Companies, Inc.                                     19,440     0.1

Diversified              1,600  CLARCOR Inc.                                                 43,440     0.2
Companies                  900  ++SPS Technologies, Inc.                                     31,428     0.1
                                                                                       ------------   -----
                                                                                             74,868     0.3

Diversified              1,400  ++Financial Federal Corporation                              43,750     0.2
Financials               4,300  Jeffries Group, Inc.                                        181,933     0.8
                                                                                       ------------   -----
                                                                                            225,683     1.0

Diversified              2,200  Acuity Brands, Inc.                                          26,620     0.1
Manufacturing            1,900  Roper Industries, Inc.                                       94,050     0.4
                         4,300  Tredegar Corporation                                         81,700     0.4
                                                                                       ------------   -----
                                                                                            202,370     0.9

Electric & Gas           4,800  RGS Energy Group Inc.                                       180,480     0.8

Electric Utilities       3,100  Avista Corporation                                           41,106     0.2
                         6,000  ++El Paso Electric Company                                   87,000     0.4
                         1,900  UIL Holdings Corporation                                     97,470     0.4
                         4,600  UniSource Energy Corporation                                 83,674     0.3
                                                                                       ------------   -----
                                                                                            309,250     1.3

Electrical Equipment     1,300  A.O. Smith Corporation                                       25,350     0.1
                         1,300  ++AstroPower, Inc.                                           52,559     0.2
                         2,600  Belden Inc.                                                  61,230     0.3
                         1,100  ++Benchmark Electronics, Inc.                                20,856     0.1
                         2,200  CH Energy Group, Inc.                                        95,634     0.4
                         2,500  ++Cable Design Technology                                    34,200     0.1
                         1,300  Woodward Govenor Company                                     75,725     0.3
                                                                                       ------------   -----
                                                                                            365,554     1.5


December 31, 2001, Mercury QA Small Cap Fund


SCHEDULE OF INVESTMENTS (CONTINUED)

                                                                                            In US Dollars
                       Shares                                                                     Percent of
Industry                Held                 Common Stocks                              Value     Net Assets
UNITED STATES (continued)

Electronic                 700  CTS Corporation                                        $     11,130     0.0%
Components               2,900  ++Electro Scientific Industries, Inc.                        87,029     0.4
                         4,800  ++Kopin Corporation                                          67,200     0.3
                         1,900  ++Photronics, Inc.                                           59,565     0.3
                           800  ++Rogers Corporation                                         24,240     0.1
                         1,900  Technitrol, Inc.                                             52,478     0.2
                         1,900  ++Varian Semiconductor Equipment Associates, Inc.            65,721     0.3
                         2,300  ++Vicor Corporation                                          37,260     0.1
                                                                                       ------------   -----
                                                                                            404,623     1.7

Electronic               1,400  C&D Technologies, Inc.                                       31,990     0.1
Components &               800  Itron, Inc.                                                  24,240     0.1
Instruments                                                                            ------------   -----
                                                                                             56,230     0.2

Electronic               1,600  Analogic Corporation                                         61,616     0.3
Equipment &              1,100  Park Electrochemical Corp.                                   29,040     0.1
Instruments                800  Pioneer-Standard Electronics, Inc.                           10,160     0.0
                         1,800  ++Teledyne Technologies Incorporated                         29,322     0.1
                         1,100  ++Trimble Navigation Limited                                 17,831     0.1
                                                                                       ------------   -----
                                                                                            147,969     0.6

Electronic/              8,400  ++Axcelis Technologies, Inc.                                108,276     0.5
Semiconductors

Electronics                900  ++APW Ltd.                                                    1,503     0.0
                         2,800  ++Aeroflex Incorporated                                      53,004     0.2
                         1,700  ++Cymer, Inc.                                                45,441     0.2
                                                                                       ------------   -----
                                                                                             99,948     0.4

Energy                   2,900  ++Stone Energy Corporation                                  114,550     0.5
                         4,500  ++Tom Brown, Inc.                                           121,545     0.5
                                                                                       ------------   -----
                                                                                            236,095     1.0

Energy                     700  ++Atwood Oceanics, Inc.                                      24,395     0.1
Equipment &                800  CARBO Ceramics Inc.                                          31,328     0.2
Service                  1,300  ++Lone Star Technology                                       22,880     0.1
                         2,500  ++Oceaneering International, Inc.                            55,300     0.2
                         1,900  ++Unit Corporation                                           24,510     0.1
                                                                                       ------------   -----
                                                                                            158,413     0.7


December 31, 2001, Mercury QA Small Cap Fund


SCHEDULE OF INVESTMENTS (CONTINUED)

                                                                                            In US Dollars
                       Shares                                                                     Percent of
Industry                Held                 Common Stocks                              Value     Net Assets
UNITED STATES (continued)

Energy Related           2,800  ++Input/Output, Inc.                                   $     22,988     0.1%

Engineering                400  ++URS Corporation                                            10,964     0.0

Entertainment            1,300  ++THQ Inc.                                                   63,011     0.3

Environmental            2,300  ++Tetra Tech, Inc.                                           45,793     0.2

Fertilizers              1,600  ++The Scotts Company (Class A)                               76,160     0.3

Finance                  7,000  Raymond James Financial, Inc.                               248,640     1.0
                         2,900  United Bankshares, Inc.                                      83,694     0.4
                                                                                       ------------   -----
                                                                                            332,334     1.4

Financial Services       1,000  NDCHealth Corporation                                        34,550     0.1

Food & Drug              3,000  Casey's General Stores, Inc.                                 44,700     0.2
Retailing                5,000  Fleming Companies, Inc.                                      92,500     0.4
                         1,900  ++The Great Atlantic & Pacific Tea Company, Inc.             45,182     0.2
                         2,400  ++Performance Food Group Company                             84,408     0.4
                         2,400  ++Whole Foods Market, Inc.                                  104,544     0.4
                                                                                       ------------   -----
                                                                                            371,334     1.6

Food Merchandising       2,300  ++Jack in the Box Inc.                                       63,342     0.3

Food Products            1,400  ++American Italian Pasta Company (Class A)                   58,842     0.3
                         3,400  ++Ralcorp Holdings, Inc.                                     77,180     0.3
                                                                                       ------------   -----
                                                                                            136,022     0.6

Foods                    3,300  Corn Products International, Inc.                           116,325     0.5

Foods/Food               4,900  ++Hain Celestial Group, Inc.                                134,554     0.6
Processing

Forest Products/         2,800  ++Buckeye Technologies Inc.                                  32,200     0.1
Paper & Packaging

Gas Utilities            5,200  Atmos Energy Corporation                                    110,500     0.5
                         2,200  New Jersey Resources Corporation                            102,960     0.4
                         4,100  Southwest Gas Corporation                                    91,635     0.4
                         1,800  UGI Corporation                                              54,360     0.2
                                                                                       ------------   -----
                                                                                            359,455     1.5

HMO                      7,400  ++Conventry Health Care Inc.                                147,630     0.6


December 31, 2001, Mercury QA Small Cap Fund


SCHEDULE OF INVESTMENTS (CONTINUED)

                                                                                            In US Dollars
                       Shares                                                                     Percent of
Industry                Held                 Common Stocks                              Value     Net Assets
UNITED STATES (continued)

Health Care              2,800  ++Pharmaceutical Product Development, Inc.             $     90,468     0.4%

Health Care--            3,000  ++Mid Atlantic Medical Services, Inc.                        68,100     0.3
Cost Containment         2,700  ++Orthodontic Centers of America, Inc.                       82,350     0.3
                                                                                       ------------   -----
                                                                                            150,450     0.6

Health Care              2,800  ++CONMED Corporation                                         55,888     0.2
Equipment &              1,500  ++Haemonetics Corporation                                    50,880     0.2
Supplies                 1,100  ++INAMED Corporation                                         33,077     0.1
                         1,400  Mentor Corporation                                           39,984     0.2
                         1,000  ++SurModics, Inc.                                            36,460     0.2
                                                                                       ------------   -----
                                                                                            216,289     0.9

Health Care--            1,900  ++Respironics, Inc.                                          65,816     0.3
Products &
Services

Health Care              1,200  ++MAXIMUS, Inc.                                              50,472     0.2
Providers &
Services

Home Furnishings         3,500  Ethan Allen Interiors Inc.                                  145,565     0.6
                         5,600  La-Z-Boy Inc.                                               122,192     0.5
                                                                                       ------------   -----
                                                                                            267,757     1.1

Hospital Supplies        2,000  Invacare Corp.                                               67,420     0.3

Hospitals                  700  ++Province Healthcare Company                                21,602     0.1

Hotels                   1,200  Marcus Corporation                                           16,980     0.1
                         2,600  ++Prime Hospitality Corp.                                    28,730     0.1
                                                                                       ------------   -----
                                                                                             45,710     0.2

Hotels,                  1,700  ++Argosy Gaming Company                                      55,284     0.2
Restaurants &            3,200  ++Bally Total Fitness Holding Corporation                    68,992     0.3
Leisure                  2,200  ++IHOP Corp.                                                 64,460     0.3
                           600  ++P.F. Chang's China Bistro, Inc.                            28,380     0.1
                         3,500  ++Ryan's Family Steak Houses, Inc.                           75,775     0.3
                                                                                       ------------   -----
                                                                                            292,891     1.2


December 31, 2001, Mercury QA Small Cap Fund


SCHEDULE OF INVESTMENTS (CONTINUED)

                                                                                            In US Dollars
                       Shares                                                                     Percent of
Industry                Held                 Common Stocks                              Value     Net Assets
UNITED STATES (continued)

Household Durables       1,900  ++Applica Incorporated                                 $     17,119     0.1%
                           500  Bassett Furniture Industries, Incorporated                    7,005     0.0
                           300  The Ryland Group, Inc.                                       21,960     0.1
                                                                                       ------------   -----
                                                                                             46,084     0.2

Household Products         800  Libbey, Inc.                                                 26,120     0.1

Human Resources          1,600  ++On Assignment, Inc.                                        36,752     0.2

IT Consulting &          1,700  ++Arbitron Inc.                                              58,055     0.2
Services

Instruments--            1,300  ++Dionex Corporation                                         33,163     0.1
Scientific

Insurance                  800  Delphi Financial Group, Inc. (Class A)                       26,640     0.1
                         7,400  The First American Financial Corporation                    138,676     0.6
                         4,000  Fremont General Corporation                                  31,280     0.1
                         1,000  LandAmerica Financial Group, Inc.                            28,700     0.1
                         2,300  ++Philadelphia Consolidated Holding Corp.                    86,733     0.4
                         1,200  Presidential Life, Corporation                               24,672     0.1
                         3,500  Reliance Steel & Aluminum Co.                                91,875     0.4
                         1,400  Selective Insurance Group, Inc.                              30,422     0.1
                         1,000  Zenith National Insurance Corp.                              27,940     0.1
                                                                                       ------------   -----
                                                                                            486,938     2.0

Internet Software &      1,700  ++Netegrity, Inc.                                            32,912     0.1
Services

Laser Systems &          4,300  ++Coherent, Inc.                                            132,956     0.6
Components

Leisure Equipment &      2,400  ++Midway Games Inc.                                          36,024     0.1
Products                 1,300  Polaris Industries, Inc.                                     75,075     0.3
                         1,450  ++SCP Pool Corporation                                       39,803     0.2
                                                                                       ------------   -----
                                                                                            150,902     0.6

Machinery                2,000  ++Advanced Energy Industries, Inc.                           53,280     0.2
                         1,300  Barnes Group Inc.                                            31,187     0.1
                         1,500  Briggs & Stratton Corporation                                64,050     0.3
                         1,800  IDEX Corporation                                             62,100     0.3
                         1,100  JLG Industries, Inc.                                         11,715     0.1


December 31, 2001, Mercury QA Small Cap Fund


SCHEDULE OF INVESTMENTS (CONTINUED)

                                                                                            In US Dollars
                       Shares                                                                     Percent of
Industry                Held                 Common Stocks                              Value     Net Assets
UNITED STATES (continued)

Machinery                2,400  Regal-Beloit Corporation                               $     52,320     0.2%
(concluded)                900  Thomas Industries Inc.                                       22,500     0.1
                         8,000  The Timken Company                                          129,440     0.5
                                                                                       ------------   -----
                                                                                            426,592     1.8

Machinery &              1,800  Baldor Electric Company                                      37,620     0.2
Equipment                1,700  Graco Inc.                                                   66,385     0.3
                         5,900  ++Kulicke and Soffa Industries                              101,185     0.4
                         1,600  The Manitowoc Co., Inc.                                      49,760     0.2
                                                                                       ------------   -----
                                                                                            254,950     1.1

Marketing &                  1  Havas Advertising SA (ADR)(a)                                     7     0.0
Advertising

Materials &              4,800  ++Paxar Corporation                                          68,160     0.3
Processing

Media                      400  ++4Kids Entertainment, Inc.                                   8,012     0.0

Medical                  2,500  ++Pediatrix Medical Group, Inc.                              84,800     0.3
                         1,400  ++Syncor International Corporation                           40,096     0.2
                                                                                       ------------   -----
                                                                                            124,896     0.5

Medical Devices          1,900  ++ResMed Inc.                                               102,448     0.4
                         2,600  ++Techne Corporation                                         95,810     0.4
                                                                                       ------------   -----
                                                                                            198,258     0.8

Medical Services         4,500  Alpharma, Inc. (Class A)                                    119,025     0.5
                         2,100  ++Cerner Corporation                                        104,853     0.4
                         2,600  ++Priority Healthcare Corporation (Class B)                  91,494     0.4
                         2,600  ++Renal Care Group, Inc.                                     83,460     0.4
                         2,000  ++Varian Medical Systems, Inc.                              142,520     0.6
                                                                                       ------------   -----
                                                                                            541,352     2.3

Medical Supplies           800  Cooper Companies, Inc.                                       39,984     0.1
                           500  ++IDEXX Laboratories, Inc.                                   14,255     0.1
                                                                                       ------------   -----
                                                                                             54,239     0.2

Medical Technology       1,700  Diagnostic Products Corporation                              74,715     0.3

Merchandising            7,100  ++Michael's Stores                                          233,945     1.0

Metal Fabricating        3,800  ++Mueller Industries, Inc.                                  126,350     0.5

Metal Processing         1,600  Commercial Metals Company                                    55,968     0.2


December 31, 2001, Mercury QA Small Cap Fund


SCHEDULE OF INVESTMENTS (CONTINUED)

                                                                                            In US Dollars
                       Shares                                                                     Percent of
Industry                Held                 Common Stocks                              Value     Net Assets
UNITED STATES (continued)

Metals & Mining            800  Century Aluminum Company                               $     10,688     0.1%
                         2,900  Kilroy Realty Corporation                                    76,183     0.3
                                                                                       ------------   -----
                                                                                             86,871     0.4

Multimedia               1,800  Harman International Industries, Incorporated                81,180     0.3

Natural Gas--            3,900  Energen Corporation                                          96,135     0.4
Pipelines                2,600  Kellwood Co.                                                 62,426     0.3
                         4,000  Piedmont Natural Gas Company, Inc.                          143,200     0.6
                         6,235  ++Southern Union Company                                    117,592     0.5
                                                                                       ------------   -----
                                                                                            419,353     1.8

Office--Related          1,400  Brady Corporation                                            51,240     0.2
                         2,800  The Standard Register Company                                51,884     0.2
                                                                                       ------------   -----
                                                                                            103,124     0.4

Office Supplies          2,000  John H. Harland Company                                      44,200     0.2

Oil                      6,100  Pogo Producing Company                                      160,247     0.7
                        14,150  XTO Energy, Inc.                                            247,625     1.0
                                                                                       ------------   -----
                                                                                            407,872     1.7

Oil & Gas                3,500  Cabot Oil & Gas Corporation (Class A)                        84,175     0.4
                         1,400  ++Evergreen Resources, Inc.                                  54,054     0.2
                         5,100  ++Newfield Exploration Company                              181,101     0.8
                         2,300  Patina Oil & Gas Corporation                                 63,250     0.3
                         7,100  Vintage Petroleum, Inc.                                     102,595     0.4
                                                                                       ------------   -----
                                                                                            485,175     2.1

Oil Field &              1,700  ++Veritas DGC Inc.                                           31,450     0.1
Equipment

Oil Field Services       1,800  ++Cal Dive International, Inc.                               44,424     0.2

Personal Products        5,600  ++NBTY Inc.                                                  65,520     0.3

Pharmaceuticals          1,400  ++Accredo Health, Incorporated                               55,580     0.2
                         1,900  ++Medicis Pharmaceutical (Class A)                          122,721     0.5
                         1,000  ++Noven Pharmaceuticals, Inc.                                17,750     0.1
                                                                                       ------------   -----
                                                                                            196,051     0.8

Printing & Publishing    1,700  Bowne & Co., Inc.                                            21,760     0.1

Producer Durables        1,000  ++CUNO Incorporated                                          30,500     0.1
                         4,500  ++Toll Brothers, Inc.                                       197,550     0.8
                                                                                       ------------   -----
                                                                                            228,050     0.9


December 31, 2001, Mercury QA Small Cap Fund


SCHEDULE OF INVESTMENTS (CONTINUED)

                                                                                            In US Dollars
                       Shares                                                                     Percent of
Industry                Held                 Common Stocks                              Value     Net Assets
UNITED STATES (continued)

Publishing               1,300  ++Information Holdings Inc.                            $     36,803     0.2%

Real Estate              2,300  Colonial Properties Trust                                    71,645     0.3
Investment               3,600  Shurgard Storage Centers, Inc. (Class A)                    115,200     0.5
Trusts                                                                                 ------------   -----
                                                                                            186,845     0.8

Restaurants              2,150  Applebee's International, Inc.                               73,530     0.3
                         1,600  ++CEC Entertainment Inc.                                     69,424     0.3
                         2,850  ++The Cheesecake Factory Incorporated                        99,094     0.4
                         3,900  Ruby Tuesday, Inc.                                           80,457     0.3
                         1,600  ++Sonic Corp.                                                57,600     0.3
                                                                                       ------------   -----
                                                                                            380,105     1.6

Semiconductors           1,000  ++Actel Corp.                                                19,910     0.1
                           900  ++Standard Microsystems Corporation                          13,968     0.0
                                                                                       ------------   -----
                                                                                             33,878     0.1

Services                 4,600  ++AdvancePCS                                                135,010     0.6
                         2,300  G & K Services, Inc. (Class A)                               74,290     0.3
                                                                                       ------------   -----
                                                                                            209,300     0.9

Software                 2,100  ++Avant! Corporation                                         43,029     0.2
                         1,050  ++Kronos, Inc.                                               50,799     0.2
                         1,500  ++MRO Sortware, Inc.                                         35,070     0.1
                         1,500  ++Manhattan Associates, Inc.                                 43,725     0.2
                           900  ++Phoenix Technologies Ltd.                                  10,476     0.0
                         1,000  ++Radiant Systems, Inc.                                      11,500     0.1
                         1,800  ++Systems & Computer Technology Corporation                  18,612     0.1
                         2,300  ++Take-Two Interactive Software, Inc.                        37,191     0.2
                                                                                       ------------   -----
                                                                                            250,402     1.1

Software--                 900  Deltic Timber Corporation                                    24,660     0.1
Computer

Specialty Retail         1,650  ++Chico's FAS, Inc.                                          65,505     0.3
                         1,500  ++Christopher & Banks Corporation                            51,375     0.2
                         2,400  ++Group 1 Automotive, Inc.                                   68,424     0.3
                         1,200  ++Hot Topic, Inc.                                            37,668     0.2
                         6,100  The Pep Boys - Manny, Moe & Jack                            104,615     0.4
                         1,800  ++Too Inc.                                                   49,500     0.2
                                                                                       ------------   -----
                                                                                            377,087     1.6


December 31, 2001, Mercury QA Small Cap Fund


SCHEDULE OF INVESTMENTS (CONTINUED)

                                                                                            In US Dollars
                       Shares                                                                     Percent of
Industry                Held                 Common Stocks                              Value     Net Assets
UNITED STATES (continued)

Retail                   3,150  ++99 Cents Only Stores                                 $    120,015     0.5%
                         3,400  ++AnnTaylor Stores Corporation                              119,000     0.5
                         3,600  ++Copart, Inc.                                              130,932     0.6
                         4,500  ++Linens `n Things, Inc.                                    114,750     0.5
                         4,800  ++The Men's Wearhouse, Inc.                                  99,120     0.4
                        11,000  Pier 1 Imports, Inc.                                        190,740     0.8
                         3,800  ++Zale Corporation                                          159,144     0.7
                                                                                       ------------   -----
                                                                                            933,701     4.0

Retail--Apparel          5,400  Burlington Coat Factory Warehouse Corporation                90,720     0.4
                         2,100  ++The Dress Barn, Inc.                                       52,521     0.2
                           800  ++Footstar, Inc.                                             25,040     0.1
                                                                                       ------------   -----
                                                                                            168,281     0.7

Retail--Stores           2,700  Regis Corporation                                            69,606     0.3

Road & Rail              6,600  ++Kansas City Southern Industries, Inc.                      93,258     0.4
                         2,300  Roadway Express, Inc.                                        84,410     0.4
                                                                                       ------------   -----
                                                                                            177,668     0.8

Savings & Loan           4,700  Commercial Federal Corporation                              110,450     0.5
Associations             3,500  Downey Financial Corp.                                      144,375     0.6
                         7,340  Washington Federal, Inc.                                    189,225     0.8
                                                                                       ------------   -----
                                                                                            444,050     1.9

Semiconductor            1,900  ++ATMI, Inc.                                                 45,315     0.2
Equipment &             13,800  ++Adaptec, Inc.                                             200,100     0.8
Products                 1,100  ++Brooks Automation, Inc.                                    44,737     0.2
                         1,000  ++DuPont Photomasks, Inc.                                    43,450     0.2
                         3,300  ++ESS Technology, Inc.                                       70,158     0.3
                         1,900  ++Elantec Semiconductor, Inc.                                72,960     0.3
                         5,400  ++Exar Corporation                                          112,590     0.5
                         2,200  ++Microsemi Corporation                                      65,340     0.3
                           700  ++Photon Dynamics, Inc.                                      31,955     0.1
                         2,000  ++Power Integrations, Inc.                                   45,680     0.2
                           500  ++Three-Five Systems, Inc.                                    7,955     0.0
                                                                                       ------------   -----
                                                                                            740,240     3.1


December 31, 2001, Mercury QA Small Cap Fund


SCHEDULE OF INVESTMENTS (CONTINUED)

                                                                                            In US Dollars
                       Shares                                                                     Percent of
Industry                Held                 Common Stocks                              Value     Net Assets
UNITED STATES (concluded)

Steel                    5,300  ++The Shaw Group Inc.                                  $    124,550     0.5%
                         2,800  ++Steel Dynamics, Inc.                                       32,508     0.2
                                                                                       ------------   -----
                                                                                            157,058     0.7

Strategic Growth         7,300  ++Spherion Corporation                                       71,248     0.3
Opportunities

Technology               4,100  ++Alpha Industries, Inc.                                     89,380     0.4
                         4,100  ++Anixter International Inc.                                118,941     0.5
                         1,700  ++Aspen Technology, Inc.                                     28,560     0.1
                         2,100  ++Black Box Corporation                                     111,048     0.5
                         3,400  ++Harmonic Inc.                                              40,868     0.2
                        14,600  ++Read-Rite Corporation                                      96,506     0.4
                                                                                       ------------   -----
                                                                                            485,303     2.1

Telecommunications       2,100  ++InterVoice-Brite, Inc.                                     26,880     0.1

Telecommunications       1,600  ++Proxim, Inc.                                               15,872     0.1
& Equipment

Textiles & Apparel       1,600  ++Armor Holdings, Inc.                                       43,184     0.2
                           600  K-Swiss Inc. (Class A)                                       19,950     0.1
                           700  OshKosh B'Gosh, Inc. (Class A)                               29,358     0.1
                                                                                       ------------   -----
                                                                                             92,492     0.4

Transportation           1,975  ++Heartland Express, Inc.                                    54,846     0.2
                           200  ++Landstar System, Inc.                                      14,502     0.1
                         2,200  ++SEACOR SMIT Inc.                                          102,080     0.4
                         3,200  USFreightways Corporation                                   100,480     0.4
                                                                                       ------------   -----
                                                                                            271,908     1.1

Transportation--         1,300  ++Forward Air Corporation                                    44,096     0.2
Services                 2,900  Werner Enterprises, Inc.                                     70,470     0.3
                                                                                       ------------   -----
                                                                                            114,566     0.5

Utilities                1,200  Applied Industrial Technologies, Inc.                        22,380     0.1

Wireless                 1,350  ++Metro One Telecommunications, Inc.                         40,838     0.2
Telecommunication
Services

                                Total Common Stocks in the United States
                                (Cost--$21,413,209)                                      23,246,090    98.3

                                Total Investments in Common Stocks
                                (Cost--$21,438,344)                                      23,265,115    98.4


December 31, 2001, Mercury QA Small Cap Fund


SCHEDULE OF INVESTMENTS (CONCLUDED)

                                                                                            In US Dollars
                        Face                                                                      Percent of
                       Amount            Short-Term Securities                          Value     Net Assets
UNITED STATES

Commercial         US$ 202,000  General Electric Capital Corp., 1.82%
Paper*                             due 1/02/2002                                       $    201,990     0.9%


                                Total Investments in Short-Term Securities
                                (Cost--$201,990)                                            201,990     0.9

                                Total Investments (Cost--$21,640,334)                    23,467,105    99.3
                                Other Assets Less Liabilities                               162,629     0.7
                                                                                       ------------   ------
                                Net Assets                                             $ 23,629,734   100.0%
                                                                                       ============   ======


*Commercial Paper is traded on a discount basis; the interest rate shown reflects the discount rate paid at the time of purchase by the Fund.
++Non-income producing security.
(a)American Depositary Receipts (ADR).

See Notes to Financial Statements.


December 31, 2001, Mercury QA Small Cap Fund


STATEMENT OF ASSETS AND LIABILITIES


As of December 31, 2001
Assets:
Investments, at value (identified cost--$21,640,334)                                           $  23,467,105
Cash                                                                                                     585
Receivables:
  Capital shares sold                                                        $     151,528
  Dividends                                                                         19,139
  Investment adviser                                                                17,364           188,031
                                                                             -------------
Prepaid registration fees                                                                             74,203
                                                                                               -------------
Total assets                                                                                      23,729,924
                                                                                               -------------

Liabilities:
Payables:
  Capital shares redeemed                                                           50,000
  Securities purchased                                                              23,243
  Distributor                                                                        1,977            75,220
                                                                             -------------
Accrued expenses                                                                                      24,970
                                                                                               -------------
Total liabilities                                                                                    100,190
                                                                                               -------------

Net Assets:
Net assets                                                                                     $  23,629,734
                                                                                               =============

Net Assets Consist of:
Class I Shares of Common Stock, $.0001 par value, 125,000,000
  shares authorized                                                                            $         207
Class A Shares of Common Stock, $.0001 par value, 125,000,000
  shares authorized                                                                                        3
Class B Shares of Common Stock, $.0001 par value, 125,000,000
  shares authorized                                                                                       17
Class C Shares of Common Stock, $.0001 par value, 125,000,000
  shares authorized                                                                                        8
Paid-in capital in excess of par                                                                  23,727,301
Accumulated realized capital losses on investments--net                      $ (1,924,573)
Unrealized appreciation on investments--net                                      1,826,771
                                                                             -------------
Total accumulated losses--net                                                                       (97,802)
                                                                                               -------------
Net assets                                                                                     $  23,629,734
                                                                                               =============

Net Asset Value:
Class I--Based on net assets of $20,877,195 and 2,069,940 shares outstanding                   $       10.09
                                                                                               =============
Class A--Based on net assets of $285,156 and 28,377 shares outstanding                         $       10.05
                                                                                               =============
Class B--Based on net assets of $1,686,359 and 169,846 shares outstanding                      $        9.93
                                                                                               =============
Class C--Based on net assets of $781,024 and 78,670 shares outstanding                         $        9.93
                                                                                               =============

See Notes to Financial Statements.


December 31, 2001, Mercury QA Small Cap Fund


STATEMENT OF OPERATIONS


For the Year Ended December 31, 2001
Investment Income:
Dividends                                                                                      $     120,833
Interest                                                                                               3,931
                                                                                               -------------
Total income                                                                                         124,764
                                                                                               -------------

Expenses:
Accounting services                                                          $      84,110
Investment advisory fees                                                            82,564
Registration fees                                                                   63,849
Administration fees                                                                 52,540
Professional fees                                                                   46,338
Printing and shareholder reports                                                    24,773
Custodian fees                                                                      12,693
Account maintenance and distribution fees--Class B                                   9,634
Offering costs                                                                       9,352
Account maintenance and distribution fees--Class C                                   5,384
Transfer agent fees--Class I                                                         3,804
Directors' fees and expenses                                                         1,524
Transfer agent fees--Class B                                                           533
Pricing fees                                                                           460
Transfer agent fees--Class C                                                           421
Account maintenance fees--Class A                                                      367
Transfer agent fees--Class A                                                            42
Other                                                                               10,030
                                                                             -------------
Total expenses before reimbursement                                                408,418
Reimbursement of expenses                                                        (145,343)
                                                                             -------------
Total expenses after reimbursement                                                                   263,075
                                                                                               -------------
Investment loss--net                                                                               (138,311)
                                                                                               -------------

Realized and Unrealized Gain (Loss)on Investments--Net:
Realized loss on investment--net                                                                 (1,450,471)
Change in unrealized appreciation on investments--net                                              1,383,462
                                                                                               -------------
Net Decrease in Net Assets Resulting from Operations                                           $   (205,320)
                                                                                               =============

See Notes to Financial Statements.


December 31, 2001, Mercury QA Small Cap Fund


STATEMENTS OF CHANGES IN NET ASSETS

                                                                              For the         For the Period
                                                                             Year Ended       June 2, 2000++
                                                                            December 31,     to December 31,
Increase (Decrease)in Net Assets:                                               2001               2000
Operations:
Investment loss--net                                                       $     (138,311)   $      (38,516)
Realized loss on investments--net                                              (1,450,471)         (474,102)
Change in unrealized appreciation on investments--net                            1,383,462           443,309
                                                                           ---------------   ---------------
Net decrease in net assets resulting from operations                             (205,320)          (69,309)
                                                                           ---------------   ---------------

Capital Share Transactions:
Net increase in net assets derived from capital share transactions              13,686,156        10,118,207
                                                                           ---------------   ---------------

Net Assets:
Total increase in net assets                                                    13,480,836        10,048,898
Beginning of period                                                             10,148,898           100,000
                                                                           ---------------   ---------------
End of period                                                               $   23,629,734    $   10,148,898
                                                                            ==============    ==============

++Commencement of operations.

See Notes to Financial Statements.


December 31, 2001, Mercury QA Small Cap Fund

FINANCIAL HIGHLIGHTS

The following per share data and ratios have been derived from information provided in the financial statements.


                                                                   Class I                 Class A
                                                                         For the                    For the
                                                            For the       Period      For the        Period
                                                              Year       June 2,        Year        June 2,
                                                             Ended      2000++ to      Ended       2000++ to
                                                            Dec. 31,     Dec. 31,     Dec. 31,      Dec. 31,
Increase (Decrease) in Net Asset Value:                       2001         2000         2001          2000
Per Share Operating Performance:
Net asset value, beginning of period                       $    10.14   $    10.00   $    10.13   $    10.00
                                                           ----------   ----------   ----------   ----------
Investment loss--net                                        (.08)++++        (.04)    (.10)++++        (.06)
Realized and unrealized gain on
  investments--net                                                .03          .18          .02          .19
                                                           ----------   ----------   ----------   ----------
Total from investment operations                                (.05)          .14        (.08)          .13
                                                           ----------   ----------   ----------   ----------
Net asset value, end of period                             $    10.09   $    10.14   $    10.05   $    10.13
                                                           ==========   ==========   ==========   ==========

Total Investment Return:**
Based on net asset value per share                             (.49%)     1.40%+++       (.79%)     1.30%+++
                                                           ==========   ==========   ==========   ==========

Ratios to Average Net Assets:
Expenses, net of reimbursement                                  1.65%       1.65%*        1.90%       1.90%*
                                                           ==========   ==========   ==========   ==========
Expenses                                                        2.61%       4.23%*        2.86%       4.48%*
                                                           ==========   ==========   ==========   ==========
Investment loss--net                                           (.82%)     (1.05%)*      (1.02%)     (1.28%)*
                                                           ==========   ==========   ==========   ==========

Supplemental Data:
Net assets, end of period (in thousands)                   $   20,877   $    8,744   $      285   $       98
                                                           ==========   ==========   ==========   ==========
Portfolio turnover                                            149.89%       53.37%      149.89%       53.37%
                                                           ==========   ==========   ==========   ==========

*Annualized.
**Total investment returns exclude the effects of sales charges. The
Fund's Investment Adviser waived all of its management fee and reimbursed a portion of its other expenses. Without such waiver and reimbursement, the Fund's performance would have been lower.
++Commencement of operations.
++++Based on average shares outstanding.
+++Aggregate total investment return.

See Notes to Financial Statements.


December 31, 2001, Mercury QA Small Cap Fund


FINANCIAL HIGHLIGHTS (CONCLUDED)

The following per share data and ratios have been derived from information provided in the financial statements.


                                                                   Class B                 Class C
                                                                         For the                    For the
                                                            For the       Period      For the        Period
                                                              Year       June 2,        Year        June 2,
                                                             Ended      2000++ to      Ended       2000++ to
                                                            Dec. 31,     Dec. 31,     Dec. 31,      Dec. 31,
Increase (Decrease) in Net Asset Value:                       2001         2000         2001          2000
Per Share Operating Performance:
Net asset value, beginning of period                       $    10.09   $    10.00   $    10.09   $    10.00
                                                           ----------   ----------   ----------   ----------
Investment loss--net                                        (.17)++++        (.06)    (.18)++++        (.03)
Realized and unrealized gain on
  investments--net                                                .01          .15          .02          .12
                                                           ----------   ----------   ----------   ----------
Total from investment operations                                (.16)          .09        (.16)          .09
                                                           ----------   ----------   ----------   ----------
Net asset value, end of period                             $     9.93   $    10.09   $     9.93   $    10.09
                                                           ==========   ==========   ==========   ==========

Total Investment Return:**
Based on net asset value per share                            (1.59%)      .90%+++      (1.59%)      .90%+++
                                                           ==========   ==========   ==========   ==========

Ratios to Average Net Assets:
Expenses, net of reimbursement                                  2.67%       2.66%*        2.70%       2.67%*
                                                           ==========   ==========   ==========   ==========
Expenses                                                        3.64%       5.24%*        3.66%       5.25%*
                                                           ==========   ==========   ==========   ==========
Investment loss--net                                          (1.81%)     (2.01%)*      (1.87%)     (2.02%)*
                                                           ==========   ==========   ==========   ==========

Supplemental Data:
Net assets, end of period (in thousands)                   $    1,687   $      694   $      781   $      613
                                                           ==========   ==========   ==========   ==========
Portfolio turnover                                            149.89%       53.37%      149.89%       53.37%
                                                           ==========   ==========   ==========   ==========

*Annualized.
**Total investment returns exclude the effects of sales charges. The
Fund's Investment Adviser waived all of its management fee and reimbursed a portion of its other expenses. Without such waiver and reimbursement, the Fund's performance would have been lower.
++Commencement of operations.
++++Based on average shares outstanding.
+++Aggregate total investment return.

See Notes to Financial Statements.


December 31, 2001, Mercury QA Small Cap Fund


NOTES TO FINANCIAL STATEMENTS


1. Significant Accounting Policies:
Mercury QA Small Cap Fund (the "Fund") is part of the Mercury QA Equity Series, Inc. (the "Corporation"). The Fund is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. The Fund offers four classes of shares. Class I and Class A Shares are sold with a front-end sales charge. Class B and Class C Shares may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class A, Class B and Class C Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures (except that Class B Shares have certain voting rights with respect to Class A distributions expenditures). The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of securities--Portfolio securities that are traded on stock exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Securities that are traded in the over-the-counter market are valued at the last available bid price prior to the time of valuation. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Directors as the primary market. Securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Short-term securities are valued at amortized cost, which approximates market value. Other investments, including futures contracts and related options, are stated at market value. Securities and assets for which market value quotations are not available are valued at their fair value as determined in good faith by or under the direction of the Corporation's Board of Directors.

(b) Foreign currency transactions--Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into US dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.

(c) Derivative financial instruments--The Fund may engage in various portfolio investment strategies to increase or decrease the level of risk to which the Fund is exposed more quickly and efficiently than transactions in other types of instruments. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.



December 31, 2001, Mercury QA Small Cap Fund


NOTES TO FINANCIAL STATEMENTS
(CONTINUED)


* Options--The Fund is authorized to write and purchase call and put options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written.

When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

* Financial futures contracts--The Fund may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

(d) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(e) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund has determined the ex-dividend date. Interest income is recognized on the accrual basis.

(f) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(g) Dividends and distributions--Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.



December 31, 2001, Mercury QA Small Cap Fund


NOTES TO FINANCIAL STATEMENTS
(CONTINUED)


(h) Reclassification--Accounting principles generally accepted in the United States of America require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. Accordingly, the current year's permanent book/tax differences of $138,311 have been reclassified between paid-in capital in excess of par and undistributed net investment income. These relassifications have no effect on net assets or net asset values per share.


2. Investment Advisory Agreement and Transactions with Affiliates:
The Fund has entered into an Investment Advisory Agreement with Mercury Advisors. The general partner of Mercury Advisors is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund has also entered into a Distribution Agreement and Distribution Plans with FAM Distributors, Inc. ("FAMD" or the "Distributor"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc.

As compensation for its services to the Fund, Mercury Advisors receives monthly compensation at the annual rate of .55% of the average daily net assets of the Fund. For the year ended December 31, 2001, Mercury Advisors earned fees of $82,564, all of which was waived. Mercury Advisors also reimbursed the Fund for additional expenses of $62,779.

The Fund has also entered into an Administration Agreement with Mercury Advisors. The Fund pays a monthly fee at an annual rate of .35% of the Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund.

Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:


                              Account
                          Maintenance Fee       Distribution Fee

Class A                        .25%                   --
Class B                        .25%                 .75%
Class C                        .25%                 .75%


Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of
ML & Co. and selected dealers also provide account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor, MLPF&S and selected dealers for providing account maintenance services to Class A, Class B and Class C shareholders. The ongoing distribution fee compensates the Distributor, MLPF&S and selected dealers for providing shareholder and distribution-related services to Class B and Class C shareholders.



December 31, 2001, Mercury QA Small Cap Fund


NOTES TO FINANCIAL STATEMENTS
(CONTINUED)


For the year ended December 31, 2001, FAMD earned underwriting discounts and MLPF&S earned dealer concessions on sales of the Fund's Class I and Class A Shares as follows:


                                FAMD         MLPF&S

Class I                       $ 1,999       $ 21,600
Class A                       $   296       $  5,038


For the year ended December 31, 2001, MLPF&S received contingent deferred sales charges of $1,071 and $352 relating to transactions in Class B and Class C Shares, respectively.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., acts as the Fund's transfer agent.

Prior to January 1, 2001, Mercury Advisors provided accounting services to the Fund at its cost and the Fund reimbursed Mercury Advisors for these services. Mercury Advisors continues to provide certain accounting services to the Fund. The Fund reimburses Mercury Advisors at its cost for such services. For the year ended December 31, 2001, the Fund reimbursed Mercury Advisors an aggregate of $29,067 for the above-described services. The Fund entered into an agreement with State Street Bank and Trust Company ("State Street"), effective January 1, 2001, pursuant to which State Street provides certain accounting services to the Fund. The Fund pays a fee for these services.

Certain officers and/or directors of the Corporation are officers and/or directors of Mercury, FAM, PSI, FDS, FAMD, and/or ML & Co.


3. Investments:
Purchases and sales of investments, excluding short-term securities, for the year ended December 31, 2001 were $36,053,942 and $22,714,155, respectively.

Net realized losses for the year ended December 31, 2001 and net unrealized gains as of December 31, 2001 were as follows:


                                       Realized         Unrealized
                                        Losses            Gains

Long-term investments              $ (1,450,224)      $   1,826,771
Short-term investments                     (247)                 --
                                   -------------      -------------
Total                              $ (1,450,471)      $   1,826,771
                                   =============      =============


As of December 31, 2001, net unrealized appreciation for Federal income tax purposes aggregated $1,530,356, of which $2,305,843 related to appreciated securities and $775,487 related to depreciated securities. The aggregate cost of investments at December 31, 2001 for Federal income tax purposes was $21,936,749.



December 31, 2001, Mercury QA Small Cap Fund


NOTES TO FINANCIAL STATEMENTS
(CONTINUED)


4. Capital Share Transactions:
Net increase in net assets derived from capital share transactions was $13,686,156 and $10,118,207 for the year ended December 31, 2001 and for the period June 2, 2000 to December 31, 2000, respectively. Transactions in capital shares for each class were as follows:



Class I Shares for the Year                               Dollar
Ended December 31, 2001                   Shares          Amount

Shares sold                            3,329,343      $  33,072,240
Shares redeemed                      (2,121,339)       (20,665,772)
                                   -------------      -------------
Net increase                           1,208,004      $  12,406,468
                                   =============      =============




Class I Shares for the Period June 2, 2000++              Dollar
to December 31, 2000                      Shares          Amount

Shares sold                            1,036,211      $  10,565,406
Shares redeemed                        (176,775)        (1,747,274)
                                   -------------      -------------
Net increase                             859,436      $   8,818,132
                                   =============      =============


++Prior to June 2, 2000 (commencement of operations), the Fund issued 2,500 shares to Mercury Advisors for $25,000.



Class A Shares for the Year                               Dollar
Ended December 31, 2001                   Shares          Amount

Shares sold                               19,543      $     191,077
Shares redeemed                            (853)            (8,179)
                                   -------------      -------------
Net increase                              18,690      $     182,898
                                   =============      =============




Class A Shares for the Period June 2, 2000++              Dollar
to December 31, 2000                      Shares          Amount

Shares sold                                8,418      $      84,590
Shares redeemed                          (1,231)           (11,891)
                                   -------------      -------------
Net increase                               7,187      $      72,699
                                   =============      =============


++Prior to June 2, 2000 (commencement of operations), the Fund issued 2,500 shares to Mercury Advisors for $25,000.



December 31, 2001, Mercury QA Small Cap Fund


NOTES TO FINANCIAL STATEMENTS
(CONTINUED)


Class B Shares for the Year                               Dollar
Ended December 31, 2001                   Shares          Amount

Shares sold                              127,479      $   1,199,060
Shares redeemed                         (26,459)          (251,580)
                                   -------------      -------------
Net increase                             101,020      $     947,480
                                   =============      =============



Class B Shares for the Period June 2, 2000++              Dollar
to December 31, 2000                      Shares          Amount

Shares sold                               72,023      $     711,445
Shares redeemed                          (5,697)           (59,212)
                                   -------------      -------------
Net increase                              66,326      $     652,233
                                   =============      =============


++Prior to June 2, 2000 (commencement of operations), the Fund issued 2,500 shares to Mercury Advisors for $25,000.



Class C Shares for the Year                               Dollar
Ended December 31, 2001                   Shares          Amount

Shares sold                               65,999      $     617,067
Shares redeemed                         (48,127)          (467,757)
                                   -------------      -------------
Net increase                              17,872      $     149,310
                                   =============      =============




Class C Shares for the Period June 2, 2000++              Dollar
to December 31, 2000                      Shares          Amount

Shares sold                               58,700      $     579,265
Shares redeemed                            (402)            (4,122)
                                   -------------      -------------
Net increase                              58,298      $     575,143
                                   =============      =============


++Prior to June 2, 2000 (commencement of operations), the Fund issued 2,500 shares to Mercury Advisors for $25,000.



December 31, 2001, Mercury QA Small Cap Fund


NOTES TO FINANCIAL STATEMENTS
(CONCLUDED)


5. Short-Term Borrowings:
The Fund, along with certain other funds managed by MLIM and its affiliates, is a party to a $1,000,000,000 credit agreement with Bank One, N.A. and certain other lenders. The Fund may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Fund may borrow up to the maximum amount allowable under the Fund's current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Fund pays a commitment fee of ..09% per annum based on the Fund's pro rata share of the unused portion of the credit agreement. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each fund's election, the Federal Funds rate plus .50% or a base rate as determined by Bank One, N.A. On November 30, 2001, the credit agreement was renewed for one year under the same terms. The Fund did not borrow under the credit agreement during the year ended December 31, 2001.


6. Distributions to Shareholders:
As of December 31, 2001, the components of accumulated losses on a tax basis were as follows:



Undistributed ordinary income--net                               --
Undistributed long-term capital gains--net                       --
Total undistributed earnings--net                                --
Capital loss carryforward                           $  (1,628,158)*
Unrealized gains--net                                   1,530,356**
                                                    ---------------
Total accumulated losses--net                       $      (97,802)
                                                    ===============

*On December 31, 2001, the Fund had a net capital loss carryforward of approximately $1,628,158, of which $55,031 expires in 2008 and $1,573,127 expires in 2009. This amount will be available to offset like amounts of any future taxable gains.
**The difference between book-basis and tax-basis net unrealized gains is attributable primarily to the tax deferral of losses on wash sales.


7. Subsequent Event:
On January 14, 2002, the Corporation's Board of Directors approved a proposal to liquidate the Fund. The Fund is expected to liquidate on or about March 28, 2002.



December 31, 2001, Mercury QA Small Cap Fund


INDEPENDENT AUDITORS' REPORT


The Board of Directors and Shareholders,
Mercury QA Small Cap Fund
(One of the Series constituting Mercury QA Equity Series, Inc.):

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Mercury QA Small Cap Fund as of December 31, 2001, the related statements of operations for the year then ended and changes in net assets and the financial highlights for the year then ended and for the period June 2, 2000 (commencement of operations) to December 31, 2000. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2001 by correspondence with the custodian and broker; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Mercury QA Small Cap Fund as of December 31, 2001, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.



Deloitte & Touche LLP
New York, New York
February 20, 2002



December 31, 200, Mercury QA Small Cap Fund


OFFICERS AND DIRECTORS

INTERESTED DIRECTOR
                                                                                           Number of
                                                                                           Portfolios
                                                                                            in Fund      Other
                        Position(s)  Length                                                 Complex      Directorships
                        Held         of Time                                              Overseen by    Held by
Name, Address & Age     with Fund    Served   Principal Occupation(s) During Past 5 Years  Director      Director
Terry K. Glenn*         President    1999 to  Chairman, Americas Region since 2001, and        196       None
800 Scudders Mill Road  and          present  Executive Vice President since 1983 of
Plainsboro, NJ 08536    Director              Fund Asset Management ("FAM") and Merrill
Age: 61                                       Lynch Investment Managers, L.P. ("MLIM");
                                              President of Merrill Lynch Mutual Funds
                                              since 1999; President of FAM Distributors, Inc.
                                              ("FAMD") since 1986 and Director thereof since
                                              1991; Executive Vice President and Director of
                                              Princeton Services, Inc. ("Princeton Services")
                                              since 1993; President of Princeton Administrators,
                                              L.P. since 1988; Director of Financial Data
                                              Services,Inc., since 1985.


*Mr. Glenn is a director, trustee or member of an advisory board of certain other investment companies for which FAM or MLIM acts as investment adviser. Mr. Glenn is an "interested person," as described in the Investment Company Act, of the Fund based on his positions as Chairman (Americas Region) and Executive Vice President of FAM and MLIM; President of FAMD; Executive Vice President of
Princeton Services; and President of Princeton Administrators, L.P.
The Director's term is unlimited.



INDEPENDENT DIRECTORS
                                                                                           Number of
                                                                                           Portfolios
                                                                                            in Fund      Other
                        Position(s)  Length                                                 Complex      Directorships
                        Held         of Time                                              Overseen by    Held by
Name, Address & Age     with Fund    Served*  Principal Occupation(s) During Past 5 Years  Director      Director
M. Colyer Crum          Director     1978     James R. Williston Professor of Investment        51       Cambridge
104 Westcliff Road                   to       Management Emeritus, Harvard Business School               Bancorp
Weston, MA 02493                     present  since 1996.
Age: 69


Laurie Simon Hodrick    Director     1999     Professor of Finance and Economics,               51       Junior
809 Uris Hall                        to       Graduate School of Business, Columbia                      League of
3022 Broadway                        present  University since 1998; Associate Professor                 Central
New York, NY 10027                            of Finance and Economics, Graduate School                  Westchester
Age: 39                                       of Business, Columbia University from
                                              1996 to 1998.


Stephen B. Swensrud     Director     1983     Chairman, Fernwood Advisors since 1996.           90       Dana
88 Broad Street, 2nd Floor           to                                                                  Farber
Boston, MA 02110                     present                                                             Cancer
Age: 68                                                                                                  Institute;
                                                                                                         Federation
                                                                                                         For
                                                                                                         American
                                                                                                         Immigration
                                                                                                         Reform


J. Thomas Touchton      Director     1977     Managing Partner of the Witt Touchton             51       Tampa Bay
Suite 3405,                          to       Company since 1972.                                        History
One Tampa City Center                present                                                             Center
201 North Franklin Street
Tampa, FL 33062
Age: 63


December 31, 2001, Mercury QA Small Cap Fund


OFFICERS AND DIRECTORS (CONCLUDED)

INDEPENDENT DIRECTORS (CONCLUDED)
                                                                                           Number of
                                                                                           Portfolios
                                                                                            in Fund      Other
                        Position(s)  Length                                                 Complex      Directorships
                        Held         of Time                                              Overseen by    Held by
Name, Address & Age     with Fund    Served*  Principal Occupation(s) During Past 5 Years  Director      Director
Fred G. Weiss           Director     1999     Managing Director of FGW Associates since         51       Watson
16450 Maddalena Place                to       1997; Vice President, Planning Investment                  Pharmaceuticals,
Delray Beach, FL 33446               present  and Development of Warner Lambert Co. from                 Inc.; BTG
Age: 60                                       1979 to 1997.                                              International
                                                                                                         PLC; Michael J.
                                                                                                         Fox Foundation
                                                                                                         for Parkinson's
                                                                                                         Research

*The Director's term is unlimited.


FUND OFFICERS

                      Position(s) Held   Length of
Name, Address & Age   with Fund          Time Served    Principal Occupation(s) During Past 5 Years
Donald C. Burke       Vice President     Vice           First Vice President of FAM and MLIM since 1997 and the
P.O. Box 9011         and Treasurer      President      Treasurer thereof since 1999; Senior Vice President and
Princeton, NJ 08543-9011                 since 1993     Treasurer of Princeton Services since 1999; Vice President
Age: 41                                  and            of FAMD since 1999; Vice President of FAM and MLIM from
                                         Treasurer      1990 to 1997; Director of Taxation of MLIM since 1990.
                                         since 1999


Robert C. Doll, Jr.   Senior Vice        Senior Vice    President of FAM and MLIM since 2001; Co-Head (Americas Region)
P.O. Box 9011         President          President      of FAM and MLIM from 2000 to 2002; Director of Princeton
Princeton, NJ 08543-9011                 since 2000     Services since 1999; Chief Investment Officer of Oppenheimer
Age: 47                                                 Funds, Inc. in 1999 and Executive Vice President thereof from
                                                        1991 to 1999.


Philip Green          Senior Vice        1999 to        Senior Vice President of the Investment Advisor and certain
P.O. Box 9011         President          present        of its affiliates since 1999; Managing Director and Portfolio
Princeton, NJ 08543-9011                                Manager of Global Institutional Services at Bankers Trust
Age: 37                                                 1997 to 1999; Vice President of Quantitative Equities at
                                                        Bankers Trust in 1996; Vice Presidentof Asset Allocations
                                                        Strategies at Bankers Trust from 1994 to 1996; Vice President of Foreign Exchange and Currency Overlay Strategies at Bankers
                                                        Trust from 1988 to 1999.


Frank Salerno         Senior Vice        1999 to        Chief Operating Officer, Institutional for MLIM (Americas
P.O. Box 9011         President          present        Region); First Vice President of the Investment Advisor and
Princeton, NJ 08543-9011                                certain of its affiliates since 1999; Managing Director and
Age: 41                                                 Chief Investment Officer of Structured Investments at Bankers
                                                        Trust from 1995 to 1999.


Sidney Hoots          Senior Vice        1999 to        Senior Vice President of the Investment Advisor and certain
P.O. Box 9011,        President          present        of its affiliates since 1999; Managing Director of Global
Princeton, NJ 08543-9011                                Institutional Services at Bankers Trust from 1992 to 1999.
Age: 40


Ira P. Shapiro        Secretary          1999 to        First Vice President of the Investment Advisor and certain
P.O. Box 9011                            present        of its affiliates since 1998; Director (Legal Advisory) of
Princeton, NJ 08543-9011                                the Investment Advisor and certain of its affiliates from
Age: 38                                                 1996 to 1997; Attorney with the Investment Advisor and
                                                        certain of its affiliates from 1993 to 1997.


Further information about the Fund's Officers and Directors is available in the Fund's Statement of Additional Information, which can be obtained without charge by calling 1-888-763-2660.



December 31, 2001, Mercury QA Small Cap Fund